OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Schedule of other current assets

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Prepaid expenses	1,517	465
Other receivables(1)	1,895	3,293
Other current assets	3,412	3,758

(1) Included in “other receivables” for the year ended December 31, 2023 is the current portion of compensation of the debt guarantees provided by Golar for the payment obligations of two of the acquired subsidiaries' debt related to two LNG carriers, Kool Ice and Kool Kelvin.